Related Party Transactions (Details Narrative) - USD ($)						1 Months Ended			9 Months Ended			12 Months Ended
		Apr. 26, 2016	Apr. 21, 2016	Dec. 31, 2014	Sep. 23, 2011	Aug. 25, 2016	Apr. 30, 2016	Jan. 27, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Nov. 23, 2015	Jul. 10, 2015	Apr. 08, 2015	Nov. 30, 2014
Related Party Transaction [Line Items]
Due to related party									$ 124,500			$ 117,124	$ 101,345
Debt Default Instrument Maturity Date												Apr. 27, 2015
Principal notes payable									3,154,100,000
Fair Value Adjustment of Warrants									320,423
Amortized debt discount									$ 115,398			$ 9,817
As Restated [Member]
Related Party Transaction [Line Items]
Due to related party	[1]												$ 101,345
Repayment of notes payable										$ (439,500)
Warrant [Member]
Related Party Transaction [Line Items]
Number of shares issued												581,250	2,950,000
Exercise price (in dollars per share)												$ 0.01	$ 0.01
Warrant [Member] | Second Senior Promissory Note [Member]
Related Party Transaction [Line Items]
Number of shares issued		1,103,884
Trinad Management Llc [Member] | First Senior Promissory Note [Member]
Related Party Transaction [Line Items]
Debt face amount																	$ 700,000
Converted value in excess of principal				$ 1,000,000				$ 5,000,000
Debt Default Instrument Maturity Date								Jun. 30, 2016
Revised maturity date									Jun. 30, 2017
Terms of conversion feature								The conversion price for conversion of the unpaid balance and interest outstanding in connection with an equity financing was amended to be the price per share equal to the average price per share paid by investors in the equity financing.
Trinad Management Llc [Member] | Warrant [Member] | First Senior Promissory Note [Member]
Related Party Transaction [Line Items]
Number of shares issued			1,144,986
Exercise price (in dollars per share)			$ 0.005
Aggregate relative fair value			$ 567,282
Warrants issued			1,144,986
Risk-free interest rate			1.30%
Dividend yield			0.00%
Volatility rate			100.00%
Expected life			4 years
Mr. Robert Ellin [Member]
Related Party Transaction [Line Items]
Due to related party									$ 124,500			$ 117,124	$ 101,345
Trinad Capital [Member] | First Senior Promissory Note [Member]
Related Party Transaction [Line Items]
Exercise price (in dollars per share)			$ 0.01
Debt face amount				1,000,000							$ 1,000,000			$ 2,000,000			700,000
Converted value in excess of principal											5,000,000
Revised maturity date												Jun. 30, 2017
Accrued Interest				70,151							$ 70,151	$ 140,555	81,102
Maturity date											Jun. 30, 2016
Trinad Capital [Member] | Second Senior Promissory Note [Member]
Related Party Transaction [Line Items]
Exercise price (in dollars per share)		$ 0.01
Debt face amount		$ 3,000,000										$ 1,784,000		$ 2,000,000	$ 1,000,000	$ 195,500
Revised maturity date												Jun. 30, 2017
Principal notes payable												$ 1,784,000
Accrued Interest												$ 87,048
Maturity date												Jun. 30, 2016
Trinad Capital [Member] | Second Senior Promissory Note [Member] | As Restated [Member]
Related Party Transaction [Line Items]
Debt face amount															$ 195,500
Trinad Capital [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Number of shares issued							3,352,754
Exercise price (in dollars per share)							$ 0.005
Debt face amount				$ 700,000							$ 700,000						$ 1,000,000
Principal notes payable									1,000,000			$ 1,000,000
Accrued Interest									185,761			140,555
Trinad Capital [Member] | Warrant [Member] | First Senior Promissory Note [Member]
Related Party Transaction [Line Items]
Number of shares issued			1,144,986
Exercise price (in dollars per share)			$ 0.005
Aggregate relative fair value			$ 567,282
Warrants issued			1,144,986
Risk-free interest rate			1.30%
Volatility rate			100.00%
Expected life			4 years
Trinad Capital [Member] | Warrant [Member] | Second Senior Promissory Note [Member]
Related Party Transaction [Line Items]
Number of shares issued		2,207,768
Exercise price (in dollars per share)		$ 0.005
Debt face amount		$ 3,000,000							$ 820,100
Debt Default Instrument Maturity Date		Jun. 30, 2017							Jun. 30, 2016
Revised maturity date		Jun. 30, 2017							Jun. 30, 2016
Principal notes payable									$ 2,154,100
Accrued Interest									212,335
Repayment of notes payable									450,000
Fair Value Adjustment of Warrants		$ 1,093,832
Warrants issued		2,207,768
Risk-free interest rate		1.30%
Dividend yield		0.00%
Volatility rate		100.00%
Expected life		4 years
Management Services Agreement [Member] | Trinad Management Llc [Member]
Related Party Transaction [Line Items]
Management service fee					$ 2,080,000				270,000			360,000	360,000
Management service payable					90,000								30,000
Due to related party					$ 1,000,000				$ 1,000,000			$ 1,000,000	1,000,000
Agreement term					3 years
Remaining management service payable													180,000
Management Services Agreement [Member] | Trinad Management Llc [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Number of shares issued					1,125,000	2,148,648
Exercise price (in dollars per share)					$ 0.15	$ 0.075
Expiration period					10 years
Aggregate relative fair value					$ 82,575
Amortized period					3 years
Remaining unamortized balance													$ 11,461
Management Services Agreement [Member] | Trinad Management Llc [Member] | Warrant1 [Member]
Related Party Transaction [Line Items]
Number of shares issued					2,250,000
Exercise price (in dollars per share)					$ 0.075

[1]	To remove balances of previously consolidated investment.